Disclosure of fair value measurement of assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 4,712	$ 1,012
Financial liabilities at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	4,712	1,012
Cash and cash equivalent [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Trade and other receivables [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Restricted cash [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	18,660	6,976
Financial assets at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	16,393	6,678
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	2,144	290
Financial assets at amortised cost, category [member] | Restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 123	$ 8